DISCONTINUED OPERATIONS - Results of operations (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Loss from discontinued operations	¥ (1,956,190)	$ (275,524)	¥ (286,086,586)	¥ (24,132,389)
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Revenues	25,650	3,613	10,033,891	298,817
Cost of sales	(278,272)	(39,194)	(29,295,621)	(233,254)
Sales and marketing			(115,090,438)	(21,367,579)
General and administrative	(1,106,093)	(155,790)	(16,339,468)	(2,830,367)
Impairment on advance and other assets	(606,933)	(85,485)	(135,567,578)
Loss from operations	(1,965,648)	(276,856)	(286,259,214)	(24,132,383)
Interest income	173	24	127,337
Foreign exchange loss	(4,209)	(593)	(8,750)	(6)
Other (expenses) income, net	13,494	1,901	54,041
Loss from discontinued operations	¥ (1,956,190)	$ (275,524)	¥ (286,086,586)	¥ (24,132,389)